CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net Loss	$ (78,701)	$ (76,263)	$ (5,062)
Loss from discontinued operations	(7,201)	(3,506)	(4,885)
Loss from continuing operations	(71,500)	(72,757)	(177)
Adjustments to reconcile loss from continuing operations to cash provided by operating activities:
Non-cash stock-based compensation	32,197	23,657	16,507
Depreciation	18,784	17,617	16,441
Amortization of intangibles	27,035	22,058	17,717
Amortization of deferred finance charges and debt discount	2,249	2,175	2,136
Adjustment to deferred acquisition consideration	53,305	13,550	142
Deferred income taxes	8,422	40,284	(5,373)
(Gain) loss on disposition of assets	0	75	(17)
Earnings of non consolidated affiliates	(633)	(213)	(866)
Other and non-current assets and liabilities	(7,896)	(1,961)	(480)
Foreign exchange	895	687	538
Increase/decrease in operating assets and liabilities
Accounts receivable	(31,583)	(10,938)	(30,995)
Expenditures billable to clients	(17,151)	15,315	23,701
Prepaid expenses and other current assets	(4,233)	(689)	1,019
Accounts payable, accruals and other current liabilities	66,768	(9,095)	(1,950)
Advance billings	1,667	(32,491)	2,364
Cash flows provided by continuing operating activities	78,326	7,274	40,707
Discontinued operations	(2,022)	(2,726)	(3,410)
Net cash provided by operating activities	76,304	4,548	37,297
Cash flows from investing activities:
Capital expenditures	(20,303)	(23,358)	(11,096)
Proceeds from sale of assets	51	22	96
Acquisitions, net of cash acquired	30,993	(6,790)	(97,387)
Profit distributions from affiliates	1,288	4,584	638
Other investments	(2,198)	(4,232)	(717)
Cash flows provided by (used in) continuing investing activities	9,831	(29,774)	(108,466)
Discontinued operations	(2,020)	(662)	(2,114)
Net cash provided by (used in) investing activities	7,811	(30,436)	(110,580)
Cash flows from financing activities:
Proceeds from issuance of 11% Notes	84,800	61,050	67,600
Proceeds (repayments) of revolving credit facility	(38,032)	38,032	0
Acquisition related payments	(68,725)	(34,287)	(19,673)
Bank overdraft	25,986	(5,676)	9,026
Distributions to noncontrolling interests	(7,673)	(12,264)	(7,685)
Proceeds from exercise of options	28	1,086	60
Payments of dividends	(22,030)	(16,436)	(9,727)
Repayment of long-term debt	(653)	(1,112)	(1,496)
Deferred financing costs	(2,232)	(3,053)	(2,103)
Proceeds from stock subscription receivable	0	80	206
Purchase of shares	(3,327)	(4,121)	(3,480)
Cash flows provided by (used in) continuing financing activities	(31,858)	23,299	32,728
Discontinued operations	0	0	0
Net cash provided by (used in) financing activities	(31,858)	23,299	32,728
Effect of exchange rate changes on cash and cash equivalents	(23)	(264)	(422)
Increase (decrease) in cash and cash equivalents	52,234	(2,853)	(40,977)
Cash and cash equivalents at beginning of year	8,096	10,949	51,926
Cash and cash equivalents at end of year	60,330	8,096	10,949
Supplemental disclosures:
Cash income taxes paid	1,236	240	1,128
Cash interest paid	41,094	37,497	29,581
Non-cash transactions:
Capital leases	431	682	656
Note receivable exchanged for shares of subsidiary	888	1,098	840
Dividends payable	$ 1,041	$ 5,456	$ 387